OPERATING INCOME	12 Months Ended
Dec. 31, 2024
OPERATING INCOME
OPERATING INCOME
NOTE 25. OPERATING INCOME
25.1. Interest and valuation on financial instruments
The following table sets forth the detail of interest and valuation on financial asset instruments for the years ended December 31, 2024, 2023 and 2022:

	2024	2023	2022
In millions of COP
Interest on debt instruments using the effective interest method	965,935	1,029,377	588,792
Interest and valuation on financial instruments
Debt investments(1)	1,367,980	628,082	1,198,296
Repos	237,321	137,014	(84,410)
Derivatives(2)	154,130	(157,818)	171,381
Spot transactions	(3,187)	(28,590)	77,433
Total valuation on financial instruments	1,756,244	578,688	1,362,700
Total Interest and valuation on financial instruments	2,722,179	1,608,065	1,951,492
(1) The increase is mainly presented in Bancolombia S.A., due to a higher volume and higher valuation in the portfolio of securities issued by foreign governments (United States Treasury Bonds), which are directly related to the variations in the exchange rate.
(2) The variation occurs mainly in Bancolombia due to the valuation of forwards.
25.2.       Interest expenses
The following table sets forth the detail of interest on financial liability instruments for the years ended December 31, 2024, 2023 and 2022:

	2024	2023	2022
In millions of COP
Deposits(1)	12,215,673	13,323,516	6,141,680
Borrowing costs(1)	1,349,913	1,658,996	763,717
Debt instruments in issue(2)	1,202,112	1,426,615	1,328,511
Lease liabilities	135,546	113,815	111,349
Preferred shares	57,701	57,701	57,701
Overnight funds	22,306	30,540	11,375
Other interest (expense)	40,660	57,112	28,137
Total interest expenses	15,023,911	16,668,295	8,442,470
(1)The intervention rate issued by the Banco de la República de Colombia for the period of 2024 started at 13.00% and closed at 9.50%, for 2023 it started at 12.00% and closed at 13.00% and for 2022 it started at 3.00% and closed at 12.00%. This has an impact on the rates of deposits and financial obligations.
(2) In 2024, the decrease occurs mainly due to maturities of debt securities in legal currency.

Net interest income is defined as interest on loan portfolio and financial leasing operations, interest on debt instruments measured by the effective interest method and interest expense amounts to COP 18,555,575 COP 19,601,869 and COP 16,929,815 for the years ended on December 31, 2024, 2023 and 2022, respectively.
25.3.       Fees and commissions
The Bank has elected to present the income from contracts with customers as an element in a line named “Fees and commissions income” in the consolidated statement of income separated from the other income sources.
The information contained in this section about the fees and commission’s income presents information on the nature, amount, timing and uncertainty of the income from ordinary activities which arise from a contract with a customer under the regulatory framework of IFRS 15 Revenue from Ordinary activities from Contracts with Customers.
In the following table, the description of the main activities through which the Bank generates revenue from contracts with customers is presented:

Fees and Commissions	Description
Banking services
Banking Services are related to commissions from the use of digital physical channels or once the customer makes a transaction. The performance obligation is fulfilled once the payment is delivered to its beneficiary and the proof of receipt of the payment is sent, in that moment, the collection of the commission charged to the customer is generated, which is a fixed amount. The commitment is satisfied during the entire validity of the contract with the customer. The Bank acts as principal.

Credit and debit card fees
In debit card product contracts, it is identified that the price assigned to the services promised by the Bank to the customers is fixed. Given that no financing component exists, it is established on the basis of the national and international interbank rate. Additionally, the product charges to the customers commissions for handling fees, at a determined time and with a fixed rate.
For Credit Cards, the commissions are the handling fees and depend on the card franchise. The commitment is satisfied in so far that the customer has capacity available on the card.
Other revenue received by the (issuer) credit card product, is advance commission; this revenue is the charge generated each time the customer makes a national or international advance, at owned or non-owned ATMs, or through a physical branch. The exchange bank fee is a revenue for the Issuing Bank of the credit card for the services provided to the business for the transaction effected at the point of sale. The commission is accrued and collected immediately at the establishment and has a fixed amount.
In the credit cards product there is a customer loyalty program, in which points are awarded for each transaction made by the customer in a retail establishment. The program is administrated by a third party who assumes the inventory and claims risks, for which it acts as agent. The Bank, recognized it as a lower value of the revenue from the exchange bank fee.
The rights and obligations of each party in respect of the goods and services for transfer are clearly identified, the payment terms are explicit, and it is probable, that is, it takes into consideration the capacity of the customer and the intention of having to pay the consideration at termination to those entitled to change the transferred goods or services. The revenue is recognized at a point in time: the Bank satisfies the performance obligation when the “control” of the goods or services was transferred to the customers.

Deposits
Deposits are related to the services generated from the offices network of the Bank once a customer makes a transaction. The Bank generally commits to maintain active channels for the products that the customer has with the Bank, with the purpose of making payments and transfers, sending statements and making transactions in general. The commissions are deducted from the deposit account, and they are incurred at a point in time. The Bank acts as principal.

Electronic services and ATMs
Revenue received from electronic services and ATMs arises through the provision of services so that the customers may make required transactions, and which are enabled by the Bank. These include online and real-time payments by the customers of the Bank holding a checking or savings accounts, with a debit or credit card for the products and services that the customer offers. Each transaction has a single price, for a single service. The provision of collection services or other different services provided by the Bank, through electronic equipment, generates consideration chargeable to the customer established contractually by the Bank as a fee. The Bank acts as principal and the revenue is recognized at a point in time.

Brokerage
Brokerage is a group of services for the negotiation and administration of operations for purchasing fixed revenue securities, equities and operations with derivatives in its own name, but on the account of others. The performance obligations are fulfilled at a point in time when the commission agent in making its best effort can execute the business entrusted by the customer in the best conditions. The performance obligations are considered satisfied once the service stipulated in the contract is fulfilled, as consideration fixed, or variable payments are agreed, depending on the service. The Bank acts generally as principle and in some special cases as agent.

Remittance
Revenue for remittance is received as consideration for the commitment established by the Bank to pay remittances sent by the remitting companies to the beneficiaries of the same. The commitment is satisfied at a point in time to the extent that the remittance is paid to the beneficiary.
The price is fixed, but may vary in accordance to the transferred amount, due to the operation being dependent on the volume of operations generated and the transaction type. There is no component of financing, nor the right to receive consideration dependent on the occurrence or not of a future event.

Acceptances, Guarantees and Standby Letters of Credit
Banking Service from acceptances, guarantees and standby letters of credit which are not part of the portfolio of the Bank. There exist different performance obligations; the satisfaction of performance obligations occurs when the service is given to the customer. The consideration in these types of contracts may include fixed amounts, variable amounts, or both, and the Bank acts as principal. The revenue is recognized at a point in time.

Trust
Revenue related to Trust are received from the administration of the customer resources in the business of investment trusts, property trusts, management trusts, guarantee trusts, for the resources of the general social security system, Collective portfolios and Private Equity Funds (PEF). The commitments are established in contracts independently and in an explicit manner, and the services provided by the Bank are not inter-related between the contracts. The performance obligation corresponds to performing the best management in terms of the services to be provided in relation to trust characteristics, thus fixed and variable prices are established depending on the complexity of the business, similarly, revenues are recognized throughout or at a determined time. In all the established businesses it acts as principal.

Placement of Securities
Valores Bancolombia makes available its commercial strength for the deposit, reinvestment of resources through financial instruments to the issuing company. It receives a payment for deposits made. The commitment of the contract is satisfied to the extent that the resources requested by the issuer are obtained through the distribution desks of Valores Bancolombia. The collection is made monthly. It is established that Valores Bancolombia may undertake collection of these commissions at the end of the month through a collection account charged to the issuer, acting as principal.

Bancassurance
The bank receives a commission for collecting insurance premiums at a given time and for allowing the use of its network to sell insurance from different insurance companies over time. The Bank in these bancassurance contracts acts as agent (intermediary between the customer and the insurance company), since it is the insurance company which assumes the risks, and which handles the complaints and claims of the customers inherent in each insurance. Therefore, the insurance company acts as principal before the customer. The prices agreed in bancassurance are defined as a percentage on the value of the policy premiums. The payment shall be tied to the premiums collected, sold or taken for the case of employees’ insurance. The aforementioned then means that the price is variable, since, the revenue will depend on the quantity of policies or calculations made by the insurance companies.

Collections
The Bank acting as principal, commits to collect outstanding invoices receivable by the collecting customers through the different channels offered by the bank, send the information of the collections made and credit the money to the savings or checking account defined by the collecting customer. The commitment is satisfied at a point in time to the extent that the money is collected by the different channels, the information of the said collections is delivered appropriately, and the resources are credited in real-time to the account agreed with the customer. For the service, the Bank receives a fixed payment, which is received for each transaction once the contract is in effect.

Services
These are the maintenance services performed on the fleet owned by the customers, these services are performed on demand, and the value of the service cost is invoiced plus an intermediation margin. The collection is made by the amount of expense invoiced by the provider plus an intermediation percentage, which ranges between 5% and 10% depending on the customer.
The contract is written, is based on a framework contract which is held between the customers which contains the general terms of negotiation and the payment terms are generally 30 days after generating the invoice. The revenue is recognized when the service is provided. There is no financing nor sanctions for early cancellations. To view the details of the balance, refer to line ‘Logistics services’ in Note 25.4 Other operational Income.

Gains on sale of assets
These are the revenue from the sale of assets, where the sale value is higher than the book value recorded in the accounts, the difference representing the gains. The recognition of the revenue is at a point in time once the sale is realized. The Bank acts as principal in this type of transaction and the transaction price is determined by the market value of the asset being sold.
To view the details of the balance, refer to line ‘Gain on sale of assets’ in Note 25.4 Other operational Income.

Investment Banking
Investment Banking offers to customer’s financial advisory services in the structuring of businesses in accordance with the needs of each one of them. The advisory services consist in realizing a financial structuring of a credit or bond in which the Investment Bank offers the elements so that the company decides the best option for structuring the instrument. In the financial advisory contract, a best efforts clause is included.
The promises given to the customers are established in the contracts independently and explicitly. The services provided by the Investment Bank are not interrelated between the contracts, correspond to the independent advice agreed and do not include additional services in the commission agreed with the customer. The advisory services offered in each one of the contracts are identifiable separately from the other performance commitments that the Investment Bank may have with the customers. The Investment Bank does not have a standard contract for the provision of advisory services, given than each contract is tailored to the customer’s needs.
The transaction price is defined at the start of the contract and is assigned to each service provided independently. The price contains a fixed and a variable portion which is provided in the contracts. The variation depends on the placement amount for the case of a financial structuring contract and coordination of the issuance and conditions of the same. In these operations Banca de Inversion Bancolombia provides advice to the customers and the price shall depend at times on the success and amount of the operation. In the contracts subject to evaluation there are no incremental costs associated with the satisfaction of the commitments of the Bank with the customers provided for.
In the contracts signed with the customers, a penalty clause is established in case of a customer withdrawing from continuing with the provision of the services established in the commercial offer. The penalty shall be recognized in the financial statements once the Investment Bank is notified on the withdrawal under the concept of charges for early termination of the contract.

The Bank presents the information on revenue from contracts with customers in accordance with its operating segments defined earlier in Note 3. Operating Segments for each of the principal services offered.
The following table shows the balances categorized by nature and by segment of revenue from ordinary activities from contracts with customers, for further information about composition of Bank’ segments see Note 3. Operating segments:
As of December 31, 2024

	Banking Colombia	Banking Panama	Banking El Salvador	Banking Guatemala	Trust	Investment Banking	Brokerage	International Banking	All Other Segments	Total
Revenue from contracts with customers	In millions of COP
Fees and Commissions income
Credit and debit card fees and commercial establishments	2,657,690	282,611	257,697	85,841	-	-	-	1,934	-	3,285,773
Banking services	694,554	131,958	166,713	65,432	-	-	-	43,540	34,580	1,136,777
Payment and collections	1,024,053	15,735	-	-	-	-	-	-	-	1,039,788
Bancassurance	958,311	67,197	47	-	6	-	3	-	-	1,025,564
Fiduciary Activities and Securities	-	18,962	6,515	904	448,848	-	95,972	50	-	571,251
Acceptances, Guarantees and Standby Letters of Credit	73,302	27,365	5,789	1,880	-	-	-	679	-	109,015
Investment banking	-	1,670	2,097	-	-	69,266	8,854	-	-	81,887
Brokerage	-	16,473	-	-	-	-	20,648	-	-	37,121
Others	252,445	359	76,876	57,721	-	-	6,715	5,698	1,848	401,662
Total revenue of contracts with customers	5,660,355	562,330	515,734	211,778	448,854	69,266	132,192	51,901	36,428	7,688,838
As of December 31, 2023

	Banking Colombia	Banking Panama	Banking El Salvador	Banking Guatemala	Trust	Investment Banking	Brokerage	International Banking	All Other Segments	Total
Revenue from contracts with customers	In millions of COP
Fees and Commissions income
Credit and debit card fees and commercial establishments	2,467,174	272,380	233,049	95,833	-	-	-	1,992	-	3,070,428
Banking services	593,729	110,271	157,386	68,857	-	-	-	37,746	23,574	991,563
Payment and collections	950,167	15,236	-	-	-	-	-	-	-	965,403
Bancassurance	924,280	72,705	77	-	104	29	126	-	-	997,321
Fiduciary Activities and Securities	-	20,233	6,399	851	361,632	-	74,377	54	-	463,546
Acceptances, Guarantees and Standby Letters of Credit	72,335	25,159	5,211	3,173	-	-	-	1,803	-	107,681
Investment banking	-	980	1,225	-	-	55,888	10,728	-	-	68,821
Brokerage	-	15,568	-	-	-	-	11,140	-	-	26,708
Others	244,414	398	76,221	54,486	229	-	7,614	5,633	412	389,407
Total revenue of contracts with customers	5,252,099	532,930	479,568	223,200	361,965	55,917	103,985	47,228	23,986	7,080,878
As of December 31, 2022

	Banking Colombia	Banking Panama	Banking El Salvador	Banking Guatemala	Trust	Investment Banking	Brokerage	International Banking	All Other Segments	Total
Revenue from contracts with customers	In millions of COP
Fees and Commissions income
Credit and debit card fees and commercial establishments	2,248,727	232,637	216,977	79,551	-	-	-	1,868	-	2,779,760
Banking services	481,103	91,938	142,047	78,264	-	-	-	31,277	12,732	837,361
Payment and collections	851,983	13,975	-	-	-	-	-	-	-	865,958
Bancassurance	814,653	57,858	97	-	29	8	32	-	-	872,677
Fiduciary Activities and Securities	-	18,975	6,522	803	318,840	-	78,509	53	-	423,702
Acceptances, Guarantees and Standby Letters of Credit	58,293	18,382	10,081	3,774	-	-	-	828	-	91,358
Investment banking	-	550	1,482	-	-	86,224	15,667	-	-	103,923
Brokerage	-	11,888	-	-	-	-	15,960	-	-	27,848
Others	229,804	380	66,971	56,162	-	-	1,198	7,995	5,429	367,939
Total revenue of contracts with customers	4,684,563	446,583	444,177	218,554	318,869	86,232	111,366	42,021	18,161	6,370,526
For the determination of the transaction price, the Bank assigns to each one of the services the amount which represents the value expected to be received as consideration for each independent commitment, which is based on the relative price of independent sale. The price that the Bank determines for each performance obligation is done by defining the cost of each service, related tax and associated risks to the operation and inherent to the transaction plus the margin expected to be received in each one of the services, taking as references the market prices and conditions, as well as the segmentation of the customer.
In the transactions evaluated in the contracts, changes in the price of the transaction are not identified.
Contract assets with customers
The Bank receives payments from customers based on the provision of the service, in accordance to that established in the contracts. When the Bank incurs costs for providing the service prior to the invoicing, and if these are directly related with a contract, they improve the resources of the entity and are expected to recuperate, these costs correspond to a contract asset. Currently, the Group does not have assets related to contracts with customers.
As a practical expedient, the Bank recognizes the incremental costs of obtaining a contract as an expense when the amortization period of the asset is one year or less.
Contract liabilities with customers
The contract liabilities constitute the obligation of the Bank to transfer the services to a customer, for which the Group has received a payment on the part of the final customer or if the amount is due before the execution of the contract. They also include deferred income related to services that shall be delivered or provided in the future, which will be invoiced to the customer in advance, but which are still not due.
The following table shows the detail of accounts receivable, and contract liabilities balances as at December 31, 2024, 2023 and 2022:

	2024	2023	2022
In millions of COP
Accounts receivable from contracts with customers(1)	257,262	259,516	192,029
Liabilities from contracts with customers(2)(3)(4)	68,040	60,128	56,856
(1) Allowances for receivables from customers are COP 23,639, COP 21,591 and COP 15,330 for the year 2024, 2023 and 2022, respectively.
(2) Contract liabilities are mainly related to commissions received from customers when the Bank issues financial guarantees. They are recognized as income during the term of the contract, according to the form and frequency of payment of the commissions. The weighted-average expected period for income recognition as of December 31, 2024 was 1.5 years, as of December 31, 2023, 1.3 years and as of December 31, 2022 was 1.6 years.
(3) During the years 2024, 2023 and 2022, income was recognized for COP 53,906, COP 55,179 and 45,656 respectively from the liability of contracts with clients at the beginning of the period.
(4) See Note 20. Other liabilities.
The contract liabilities increased COP 7,912 in 2024 and COP 3,272 in 2023. The changes in contract liabilities are due to performance circumscribed in the contract.
Fees and Commissions Expenses

Fees and Commissions Expenses	2024	2023	2022
In millions of COP
Banking services	1,704,221	1,483,785	1,242,590
Sales, collections and other services	894,836	855,480	712,266
Correspondent banking	623,193	507,586	409,455
Payments and collections	46,792	41,820	34,720
Others	242,732	208,609	191,135
Total expenses for commissions	3,511,774	3,097,280	2,590,166
25.4.       Other operating income
The following table sets forth the detail of other operating income net for the years ended December 31, 2024, 2023 and 2022:

Other operating income	2024	2023	2022
In millions of COP
Leases and related services(1)	1,827,163	1,771,016	1,362,677
Net foreign exchange and Derivatives Foreign exchange contracts(2)	437,884	1,215,064	(373,045)
Investment property valuation(3)	200,256	197,526	236,617
Gains on sale of assets(4)	103,481	170,910	171,482
Insurance(5)	85,993	86,330	92,294
Other reversals	75,928	67,617	64,467
Logistics services(6)	47,880	136,118	165,738
Penalties for failure to contracts	7,952	13,855	6,833
Others	255,448	321,214	326,372
Total Other operating income	3,041,985	3,979,650	2,053,435
(1) Corresponds to operating leases for COP 795,179, COP 833,244 and COP 649,693, other related leasing services for COP 671,251, COP 660,442 and COP 541,436 (see Note 11.1 lessor), property leases for COP 325,286, COP 228,325 and COP 157,511 (see Note 9. Investment properties) and other assets leases for COP 35,447, COP 49,005, COP 14,037 for the years ended December 31, 2024, 2023 and 2022 respectively.
(2) Corresponds to the management of assets and liabilities in foreign currencies and the volatility of the U.S. dollar.
(3) In 2024, the increase occurs due to the indexation of properties to the UVR and due to updating the appraisals of investment properties.
(4) Corresponds mainly to lower gains on assets held for sale, mostly vehicles and assets returned from leasing contracts.
(5)Corresponds to income from insurance operations of Seguros Agromercantil S.A., subsidiary domiciled in Guatemala.
(6) The decrease is mainly due to the total closure of operations of the subsidiary Transportempo. For further information see note 1. Reporting entity.
25.5. Dividends and net income on equity investments
The following table sets forth the dividends and net income on equity investments for the years ended December 31, 2024, 2023 and 2022:

Dividends and net income on equity investments	2024	2023	2022
	In millions of COP
Equity method(1)	222,572	113,115	219,105
Dividends(2)	140,634	127,427	59,072
Equity investments and other financial instruments(3)	42,194	22,944	(672)
(Losses) Gains on sale of investments in associates(4)	-	-	(34,451)
Impairment of investments in associates and joint ventures(5)	(314,347)	(108,175)	(9,633)
Others(6)	13,520	54,874	2,433
Total dividends received, and share of profits of equity method investees	104,573	210,185	235,854
(1)As of December 31, 2024, 2023 and 2022, corresponds to income from equity method of investments in associates for COP 311,193, COP 230,704 and COP 265,885 (includes valuation of investments in associates at fair value), respectively, and joint ventures for COP (88,621), COP (117,589) and (46,780), respectively. For further information, see Note 8. Investments in associates and joint ventures.
(2)As of December 31, 2024, 2023 and 2022, includes dividends received from equity investments at fair value through profit or loss for COP 1,461, COP 768 and COP 6,209 and investments written off for COP 2, COP 341 and COP 116, respectively; dividends from equity investments at fair value through OCI for COP 17,194, COP 18,464 and COP 16,842, respectively and investments written off for COP 3,231 in 2023. Dividends received of the associate at fair value P.A. Viva Malls are COP 121,977, COP 104,623 and COP 35,905, respectively. For further information, see Note 8. Investments in associates and joint ventures.
(3)For 2024, the variation is in Bancolombia S.A. for COP 34,438 mainly in FCP Pactia Inmobiliario, Inversiones CFNS S.A.S. for COP (9,237) and Banagrícola S.A. for COP (8,227). For 2023, the increase is explained by the effect of the exchange of shares from Bolsa de Valores de Colombia for shares of the Holding Bursátil Regional in Chile. The Holding Bursátil Regional was constituted as of the integration of Colombia, Perú and Chile Stock Exchanges in November 2023.
(4)In December 2022, was registered the spin-off of Protección S.A. and the creation of the company Asulado Seguros de Vida S.A., of which the Bank sold its participation to SURA Asset Management S.A., to comply with the authorized investment regime, and a loss of COP (41,434) was recognized, during the same year as a result of the sale in 2019 of the investments in the associates Avefarma S.A.S, Glassfarma Tech S.A.S. and Panamerican Pharmaceutical Holding Inc., COP 6,983 was received as contingent payment.
(5)As of December 31, 2024, 2023 and 2022, impairment of investments in associates and joint ventures recognized in the Investment Banking segment is COP 156,205, COP 106,574 and COP (5,032) and in other segments is COP 2,091, COP 1,601 and COP 14,665, respectively. For 2024, in Banking Colombia segment is recognized a impairment for COP 156,051. For further information, see Note 8. Investments in associates and joint ventures.
(6)For the three periods, corresponds to gains recognized from a bargain purchase of P.A. Sodimac for COP 13,520 in 2024, of P.A. Calle 84 (2) and P.A. Calle 84 (3) for COP 31,117 and P.A. Nomad Central for COP 23,757 in 2023 and of P.A. FAI Calle 77 (for further information, see Note 9.3. Business combination) in 2022.